Operating Leases - Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 672,193	$ 94,676	¥ 808,506